Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our executive officers and certain corporate performance metrics, in accordance with SEC regulations, during the years ended December 31, 2020, 2021, 2022, and 2023. Please note that the compensation information presented in the Pay Versus Performance Table below is different from the compensation information presented in the Summary Compensation Table largely due to the different methodologies applied to calculate equity award information.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)(7) ($)	“Run- rate” ROAE(8)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2023	4,049,820	4,599,551	2,108,760	2,403,221	49	79	(63,198)	5.2%
2022	3,762,129	219,887	1,965,133	170,832	38	69	(40,825)	5.0%
2021	4,730,154	5,205,864	2,333,208	2,602,997	74	91	68,353	7.0%
2020	3,199,995	1,921,617	1,682,491	1,116,462	58	78	(40,439)	8.4%

(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.

(2)
Compensation Actually Paid to PEO – The amounts in the following table represent deductions from and additions to the equity award values for Mr. Taylor for the purposes of computing compensation actually paid appearing in this column of the Pay Versus Performance Table for 2023:

Summary Compensation Table Total for PEO ($)	-	Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	+	Year-End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	+/-	Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a)(b) ($)	+/-	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	+	Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(c) ($)	=	Compensation Actually Paid to PEO ($)
4,049,820		(2,249,997)		2,651,782		(211,535)		46,594		312,887		4,599,551

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2022 and 2023, and actual performance results were used for the PSUs granted in 2021 (as reported in “Compensation Discussion and Analysis”).

(c)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.
(4)
Average Compensation Actually Paid to Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the equity award values for our NEOs other than Mr. Taylor for the purposes of computing average amounts of compensation actually paid appearing in this column of the Pay Versus Performance Table for 2023:

Average Summary Compensation Table Total for Non-PEO NEOs ($)	-	Average Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	+	Average Year- End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	+/-	Average Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a)(b) ($)	+/-	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	+	Average Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(c) ($)	=	Average Compensation Actually Paid to Non-PEO NEOs ($)
2,108,760		(1,142,495)		1,346,512		(98,335)		24,422		164,357		2,403,221

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2022 and 2023, and actual performance results were used for the PSUs granted in 2021 (as reported in “Compensation Discussion and Analysis”).

(c)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

(5)
Total Shareholder Return (TSR) – The amounts in this column represent cumulative total return on our Company’s common stock at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(6)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the Bloomberg REIT Mortgage Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(7)
Net Income (Loss) – The amounts in this column reflect the amount of net income (loss) reported in our Company’s audited financial statements for the covered years.

(8)
“Run-rate” ROAE – The amounts in this column represent “Run-rate” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings generated during the performance period, excluding realized losses or realized gains related to credit events, asset sales and similar developments within our Company’s portfolio or borrowings, to (ii) our Company’s average common stockholders’ equity during the performance period, as measured on each of the first and last day of the period. For these purposes, Distributable Earnings are as reported in our Company’s publicly filed financial reports, excluding the effects of certain non-cash items and one-time charges that we believe are not indicative of our Company’s overall operating performance. For additional information, see the Appendix – Definitions and Calculation of Non-GAAP Measures.

Company Selected Measure Name	“Run- rate” ROAE
Named Executive Officers, Footnote
(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

Peer Group Issuers, Footnote
(6)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the Bloomberg REIT Mortgage Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

PEO Total Compensation Amount	$ 4,049,820	$ 3,762,129	$ 4,730,154	$ 3,199,995
PEO Actually Paid Compensation Amount	$ 4,599,551	219,887	5,205,864	1,921,617
Adjustment To PEO Compensation, Footnote
(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.

(2)
Compensation Actually Paid to PEO – The amounts in the following table represent deductions from and additions to the equity award values for Mr. Taylor for the purposes of computing compensation actually paid appearing in this column of the Pay Versus Performance Table for 2023:

Summary Compensation Table Total for PEO ($)	-	Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	+	Year-End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	+/-	Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a)(b) ($)	+/-	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	+	Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(c) ($)	=	Compensation Actually Paid to PEO ($)
4,049,820		(2,249,997)		2,651,782		(211,535)		46,594		312,887		4,599,551

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2022 and 2023, and actual performance results were used for the PSUs granted in 2021 (as reported in “Compensation Discussion and Analysis”).

(c)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,108,760	1,965,133	2,333,208	1,682,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,403,221	170,832	2,602,997	1,116,462
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.
(4)
Average Compensation Actually Paid to Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the equity award values for our NEOs other than Mr. Taylor for the purposes of computing average amounts of compensation actually paid appearing in this column of the Pay Versus Performance Table for 2023:

Average Summary Compensation Table Total for Non-PEO NEOs ($)	-	Average Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	+	Average Year- End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	+/-	Average Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a)(b) ($)	+/-	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	+	Average Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(c) ($)	=	Average Compensation Actually Paid to Non-PEO NEOs ($)
2,108,760		(1,142,495)		1,346,512		(98,335)		24,422		164,357		2,403,221

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2022 and 2023, and actual performance results were used for the PSUs granted in 2021 (as reported in “Compensation Discussion and Analysis”).

(c)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The following measures were the most important financial performance measures used by our Company during the most recently completed fiscal year to link (i) compensation actually paid to our NEOs to (ii) corporate performance:
•
Absolute “Run-rate” ROAE

•
Absolute Change in Book Value per Share

•
Relative “Run-rate” ROAE

•
Relative Change in Book Value per Share

Please read “Compensation Discussion and Analysis” for detailed information about the role of these performance metrics in our 2023 executive compensation program.

Total Shareholder Return Amount	$ 49	38	74	58
Peer Group Total Shareholder Return Amount	79	69	91	78
Net Income (Loss)	$ (63,198,000)	$ (40,825,000)	$ 68,353,000	$ (40,439,000)
Company Selected Measure Amount	5.2	5	7	8.4
PEO Name	Mr. Taylor
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute “Run-rate” ROAE
Non-GAAP Measure Description
(8)
“Run-rate” ROAE – The amounts in this column represent “Run-rate” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings generated during the performance period, excluding realized losses or realized gains related to credit events, asset sales and similar developments within our Company’s portfolio or borrowings, to (ii) our Company’s average common stockholders’ equity during the performance period, as measured on each of the first and last day of the period. For these purposes, Distributable Earnings are as reported in our Company’s publicly filed financial reports, excluding the effects of certain non-cash items and one-time charges that we believe are not indicative of our Company’s overall operating performance. For additional information, see the Appendix – Definitions and Calculation of Non-GAAP Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Change in Book Value per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative “Run-rate” ROAE
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Change in Book Value per Share
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,249,997)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,651,782
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,535)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,594
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,887
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,142,495)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,346,512
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,335)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,422
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 164,357